Segment reporting Geographic (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenue	$ 10,524	$ 10,646	$ 11,178
Non-current assets	12,685	13,005
United States [member]
Disclosure of geographical areas [line items]
Revenue	8,962	9,006	9,376
Non-current assets	11,861	12,102
Remaining North American Region [member]
Disclosure of geographical areas [line items]
Revenue	632	620	686
Non-current assets	279	272
Asia [member]
Disclosure of geographical areas [line items]
Revenue	449	462	480
Non-current assets	179	231
Europe [member]
Disclosure of geographical areas [line items]
Revenue	319	383	423
Non-current assets	213	288
South America [member]
Disclosure of geographical areas [line items]
Revenue	152	164	196
Non-current assets	79	92
Other Regions [member]
Disclosure of geographical areas [line items]
Revenue	10	11	17
Non-current assets	74	20
Country of domicile [member]
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 49	$ 0